Collection Period Ended
31-Dec-2013
Principal
Note
Payment
Factor
0.00
0.000000
0.00
0.000000
23,036,018.23
0.083650
0.00
1.000000
23,036,018.23
Interest & Principal
Payment
0.00
0.00
23,079,058.13
134,708.33
$23,213,766.46
Mercedes-Benz Auto Receivables Trust 2011-1
Investor Report
Amounts in USD
Dates
Collection Period No.
30
Collection Period (from... to)
1-Dec-2013
31-Dec-2013
Determination Date
13-Jan-2014
Record Date
14-Jan-2014
Distribution Date
15-Jan-2014
Interest Period of the Class A-1 and A-2 Notes (from... to)
16-Dec-2013
15-Jan-2014           Actual/360 Days
30
Interest Period of the Class A-3 and A-4 Notes (from... to)
15-Dec-2013
15-Jan-2014
30/360 Days
30
1-m Libor
0.166600%
Summary
Initial
Beginning
Ending
Principal per $1000
Balance
Balance
Balance
Face Amount
Class A-1 Notes
495,000,000.00
0.00
0.00
0.000000
Class A-2 Notes
469,000,000.00
0.00
0.00
0.000000
Class A-3 Notes
451,000,000.00
60,762,210.29
37,726,192.06
51.077646
Class A-4 Notes
132,500,000.00
132,500,000.00
132,500,000.00
0.000000
Total Note Balance
1,547,500,000.00
193,262,210.29
170,226,192.06
Overcollateralization
90,968,899.86
108,958,181.84
108,958,181.84
Adjusted Pool Balance
1,638,468,899.86
302,220,392.13
279,184,373.90
Yield Supplement Overcollateralization Amount
53,171,320.50
9,003,558.54
8,306,141.85
Pool Balance
1,691,640,220.36
311,223,950.67
287,490,515.75
Amount
Percentage
Initial Overcollateralization Amount
90,968,899.86
5.55%
Target Overcollateralization Amount
108,958,181.84
6.65%
Current Overcollateralization Amount
108,958,181.84
6.65%
Interest per
Interest & Principal Payment
Interest Rate
Interest Payment
$1000 Face Amount
per $1000 Face Amount
Class A-1 Notes
0.216670%
0.00
0.000000
0.000000
Class A-2 Notes
0.276600%
0.00
0.000000
0.000000
Class A-3 Notes
0.850000%
43,039.90
0.095432
51.173078
Class A-4 Notes
1.220000%
134,708.33
1.016667
1.016667
Total
$177,748.23
Available Funds
Distributions
Principal Collections
23,483,905.67
(1) Total Servicing Fee
259,353.29
Interest Collections
964,299.33
Nonrecoverable Advances to the Servicer
0.00
Net Liquidation Proceeds
2,297.65
(2) Total Trustee Fees (max. $100,000 p.a.)
0.00
Recoveries
91,850.46
(3) Interest Distributable Amount Class A Notes
177,748.23
Purchase Amounts
0.00
(4) Priority Principal Distributable Amount
0.00
Advances made by the Servicer
0.00
(5) To Reserve Fund to reach the Reserve Fund Required Amount
0.00
Investment Earnings
0.00
(6) Regular Principal Distributable Amount
23,036,018.23
Available Collections
24,542,353.11
(7) Additional Servicing Fee and Transition Costs
0.00
Reserve Fund Draw Amount
0.00
(8) Total Trustee Fees [not previously paid under (2)]
0.00
Available Funds
24,542,353.11
(9) Excess Collections to Certificateholders
1,069,233.36
Total Distribution
Distribution Detail
Due
Paid
Shortfall
Total Servicing Fee
259,353.29
259,353.29
0.00
Total Trustee Fee
0.00
0.00
0.00
Monthly Interest Distributable Amount
177,748.23
177,748.23
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
43,039.90
43,039.90
0.00
thereof on Class A-4 Notes
134,708.33
134,708.33
0.00
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
Interest Distributable Amount Class A Notes
177,748.23
177,748.23
0.00
Priority Principal Distributable Amount
0.00
0.00
0.00
Regular Principal Distributable Amount
23,036,018.23
23,036,018.23
0.00
Aggregate Principal Distributable Amount
23,036,018.23
23,036,018.23
0.00
Reserve Fund and Investment Earnings
Reserve Fund
Reserve Fund Required Amount
4,096,172.25
Reserve Fund Amount - Beginning Balance
4,096,172.25
plus top up Reserve Fund up to the Required Amount
0.00
plus Net Investment Earnings for the Collection Period
0.00
minus Net Investment Earnings
0.00
minus Reserve Fund Draw Amount
0.00
Reserve Fund Amount - Ending Balance
4,096,172.25
Reserve Fund Deficiency
0.00
24,542,353.11
62,088
Investment Earnings
Net Investment Earnings on the Reserve Fund
0.00
Net Investment Earnings on the Collection Account
0.00
Investment Earnings for the Collection Period
0.00
25,638
Principal Collections
15,817,223.69
Notice to Investors
Pool Statistics
Pool Data
Amount
Number of Receivables
Cutoff Date Pool Balance
1,691,640,220.36
Principal Collections attributable to Full Pay-offs
7,666,681.98
Principal Purchase Amounts
0.00
Principal Gross Losses
Pool Balance beginning of Collection Period
311,223,950.67
249,529.25
Pool Balance end of Collection Period
287,490,515.75
24,402
Pool Factor
16.99%
Number of Receivables
As of Cutoff Date
Current
Weighted Average APR
3.62%
3.63%
Weighted Average Number of Remaining Payments
45.89
23.59
Percentage
Current
284,115,898.17
24,179
98.83%
Weighted Average Seasoning (months)
13.28
41.07
Delinquency Profile *
Amount
31-60 Days Delinquent
2,367,520.49
159
0.82%
61-90 Days Delinquent
744,081.52
49
0.26%
15
0.09%
Total
287,490,515.75
24,402
100.00%
Principal Gross Losses
249,529.25
Principal Net Liquidation Proceeds
2,292.87
91-120 Days Delinquent
263,015.57
Principal Recoveries
91,011.41
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Losses
Current
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance
0.206%
Principal Net Losses
156,224.97
Cumulative Principal Net Losses
3,491,096.42